Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventories
Raw materials	€ 23,989	€ 56,159
Decrease in inventory	32,170
Raw materials write-offs and scrap	80,021
GSK
Inventories
Net inventory transferred	€ 9,800